Prospectus Supplement*
                                October 30, 1997


AEL Personal Portfolio Plus
AEL Personal Portfolio
37301 G (10/97)



"The funds" section of the prospectus is revised as follows: If your annuity was purchased in California, you cannot allocate payment to the subaccounts that invest in the following funds:

AIM V.I. Growth and Income Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
GT Global Variable Latin American Fund
GT Global Variable New Pacific Fund
IDS Life Growth Dimensions Fund
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Worldwide Growth Portfolio
OCC Accumulation Trust Equity Portfolio
OCC Accumulation Turst Small Cap Portfolio
Oppenheimer Variable Account Growth Fund
Oppenheimer Variable Account High Income Fund








3701-36 A (10/97)
*Valid until further notice